ACQUISITION OF NOUMENA (Tables)	12 Months Ended
Dec. 31, 2014
Pro Forma Financial Information
For the years ended
December 31,
2012
(unaudited)

Revenues	$186,949,412
Net income	$26,161,809
Income per share - basic	$0.02
Income per share - diluted	$0.02

Noumena [Member]
Schedule of Business Acquisition

Cash consideration	$14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000

Total	$19,110,600

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $586,701)	$669,600
Acquired intangible assets
Product technologies	3,487,524
Goodwill	14,953,476

Total	$19,110,600